SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended
	Feb. 02, 2022	Aug. 17, 2021	Dec. 25, 2021	Oct. 30, 2020	Sep. 16, 2020	Jul. 02, 2020	Oct. 03, 2018
Subsequent Event [Line Items]
Principal amount			$ 113,600			$ 83,123,000	$ 77,675,000
Medmen Enterprises Inc. [Member]
Subsequent Event [Line Items]
Repayment of term loan				$ 7,705,279	$ 3,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 114,300
Sale of asset	37,500
Repayment of term loan	20,000
Fees	$ 1,000
Term loan, description	Term Loan lenders in consideration of the Sixth Modification, which fee will be paid in Class B Subordinate Voting Shares (“Shares”) with a deemed price of $0.1247 (C$0.1582) for a total of 8,021,593 Shares (the “Fee Shares”), with any difference in realized net proceeds that is less than $1,000 from the sale of the Fee Shares during a 30-day period, to the extent such Fee Shares are sold, reimbursed in cash.
Warrants	6,682,567
Warrants purchase price, description	one Share at a purchase price of $0.1247 (C$0.1582), will be issued to the holders of convertible notes under the Convertible Facility.
Subsequent Event [Member] | Medmen Enterprises Inc. [Member] | Subscription Agreements [Member] | Serruya Private Equity [Member]
Subsequent Event [Line Items]
Fees		$ 2,500,000
Purchase price		$ 100,000,000
Purchase price per share		$ 0.24
Deemed price		$ 0.24
Warrants description		The Short-Term Warrant entitles the holders to acquire, at the option of the holders and upon payment of $30,000,000, an aggregate of 125,000,000 Units at an exercise price of $0.24 (C$0.32) per Unit, or $30,000,000 principal amount of notes at par, convertible into 125,000,000 Shares at a conversion price of $0.24 (C$0.32) per Share.
Subsequent Event [Member] | Senior Secured Convertible Credit Facility [Member] | Medmen Enterprises Inc. [Member]
Subsequent Event [Line Items]
Principal amount		$ 165,800,000